Non-controlling interest - Schedule of reconciliation of non-controlling interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Non-controlling interest [Abstract]
Beginning balance	$ 7,147	$ 9,162
Net income (loss) attributable to NCI	(737)	(2,015)
Ending balance	$ 6,410	$ 7,147